2. COMMITMENTS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Capital leased equipment	$ 39,575
Future lease payments	51,252
Rent expense for operating leases	$ 44,368	$ 58,077
Investors [Member]
Common stock sold, shares issued	1,044,776
Proceeds from sale of stock	$ 700,000
Hershey Stategic [Member]
Common stock sold, shares issued	37,313
Proceeds from sale of stock	$ 25,000
Richard E. Forkey [Member]
Rent expense	$ 108,000	$ 108,000
Schwartz [Member]
Common stock sold, shares issued	14,925
Proceeds from sale of stock	$ 10,000
Woodward [Member]
Common stock sold, shares issued	87,313
Proceeds from sale of stock	$ 58,500